SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION

BASIS OF PRESENTATION

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in conformity with accounting principles generally accepted in the United States (“GAAP”) and under the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for interim reporting. The accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of normal recurring adjustments, which are necessary to present fairly the Company’s financial position, results of operations, and cash flows. The unaudited condensed consolidated results of operations are not necessarily indicative of the results that may occur for the full fiscal year. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted under the SEC’s  rules and regulations. These unaudited condensed consolidated financial statements should be read in conjunction with the audited financial statements and accompanying notes thereto for the years ended December 31, 2018. The balance sheet data as of December 31, 2018 was derived from the Company’s audited financial statements for the year ended December 31, 2018.

The Company’s significant accounting policies have not changed substantially from those previously described in the consolidated financial statements for the year ended December 31, 2018, except for the adoption of ASU 2016‑02, Leases (Topic 842). The following are updates to certain policies described in Note 2 to the Company’s consolidated financial statements for the year ended December 31, 2018.

All percentages have been calculated using unrounded amounts.

PRINCIPALS OF CONSOLIDATION

PRINCIPALS OF CONSOLIDATION

The unaudited condensed consolidated financial statements include the accounts of Ocugen, Inc. and its wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS

FOREIGN CURRENCY TRANSLATION AND TRANSACTIONS

The assets and liabilities of the Company’s foreign subsidiary are translated into U.S. dollars based on exchange rates in effect at the end of each period. Revenues and expenses are translated at average exchange rates during the periods. Currency transaction gains or losses are included in Other expenses. Gains or losses from balance sheet translation are included in Accumulated other comprehensive income.

USE OF ESTIMATES

USE OF ESTIMATES

In preparing unaudited condensed consolidated financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of expenses during the reporting period. Due to inherent uncertainty involved in making estimates, actual results reported in future periods may be affected by changes in these estimates. On an ongoing basis, the Company evaluates its estimates and assumptions. These estimates and assumptions include valuing equity securities in share‑based payment arrangements and valuation of the embedded conversion feature on the convertible notes.

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

CASH, CASH EQUIVALENTS, AND RESTRICTED CASH

The Company considers all highly‑liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash and cash equivalents include bank demand deposits, marketable securities with maturities of three months or less at purchase, and money market funds that invest primarily in certificates of deposit, commercial paper and United States government and United States government agency obligations. The Company’s restricted cash balance consists of cash held to collateralize a corporate credit card account.

The following table provides a reconciliation of cash, cash equivalents, and restricted cash in the consolidated balance sheets to the total amount shown in the condensed consolidated statements of cash flows:

	As of June 30,
	2019	2018
Cash, cash equivalents and restricted cash reconciliation:
Cash and cash equivalents	$678,492	$6,273,335
Restricted cash	150,776	150,196
Total cash, cash equivalents and restricted cash	$829,268	$6,423,531